Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity

NOTE 8. STOCKHOLDERS’ EQUITY

Common Stock

As of September 30, 2012, we had 200,000,000 shares of Common Stock authorized, of which 49,455,841 shares were outstanding as of September 30, 2012 and December 31, 2011, respectively. As of September 30, 2012, 48,628,781 shares of Common Stock were subject to various trading restrictions implemented in connection with the Acquisition. These trading restrictions prohibited any sales or other dispositions of shares on or before September 29, 2012. Thereafter these trading restrictions permit sales of shares in limited amounts, provided that no such sale may be made at a price less than $2.00 per share (subject to equitable adjustment for any stock dividend, stock split, combination or other applicable recapitalization event) unless otherwise unanimously agreed to by our stockholders who are subject to the trading restrictions. All of these trading restrictions expire on September 29, 2014.

Additionally, our board of directors has the authority to authorize the issuance of up to 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of September 30, 2012 and December 31, 2011, respectively.

No shares of Common Stock were issued during the three and nine months ended September 30, 2012.

NOTE 9. STOCKHOLDERS’ EQUITY

Common Stock

As of December 31, 2011, the Company had 200,000,000 shares of Common Stock authorized, of which 49,455,841 shares were outstanding as of December 31, 2011 and 2010, respectively. Contemporaneously with the Acquisition, approximately 47.0 million shares of Common Stock became subject to various trading restrictions ranging from 2 to 4 years. Additionally, our board of directors, through the articles of incorporation, has the authority to authorize the issuance of 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of December 31, 2011 and 2010, respectively.

No shares of Common Stock were issued during the year ended December 31, 2011. On December 28, 2010, a warrant for 1,645,000 shares of Common Stock was exercised for $1,645, which also became subject to various trading restrictions. No warrants to purchase shares of Common Stock were outstanding at December 31, 2011. On December 28, 2010, the Company granted 12,920 shares of Common Stock subject to trading restrictions to one employee. Based on the $0.15 per share fair value of the shares of Common Stock on the day of the grant, the expense recognized for the grant was $1,938. On November 22, 2010, the Company sold 100,000 shares of Common Stock subject to trading restrictions to one employee for $1,000. Based on the $0.16 per share fair value of the stock on the day of the grant and that the employee paid the Company $0.01 per share, the expense recognized for the grant was approximately $16,000. Such expense was included in “Selling, general and administrative” in our Consolidated Statements of Operations.